Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

2.1Basis of preparation

The consolidated financial statements of the VIA Group have been prepared in accordance with International Financial Reporting Standards (“IFRS“), as issued by the International Accounting Standards Board (“IASB“) and the related interpretations issued by the IFRS Interpretations Committee.

All amounts in the consolidated financial statements are reported in Euro (“EUR”), except where otherwise stated.

The Group presents assets and liabilities in the consolidated statements of financial position based on current or non-current classification. An asset is classified as current when it is expected to be realized within twelve months after the reporting period, except for cash and cash equivalents, which is classified as current unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is classified as current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.

The consolidated statements of operations and other comprehensive income (loss) have been prepared using the cost of sales method under IFRS. The financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value.

The outbreak of the COVID-19 pandemic and the measures adopted by governments in countries worldwide to mitigate the pandemic’s spread have not significantly impacted the Group. Nevertheless, the Group considered the impact of Covid-19 in preparing the financial statements and the application of accounting judgements, estimates and assumptions.

The consolidated financial statements were authorized for issue by the members of the Management Board on May 16, 2022.

2.2Basis of consolidation

The consolidated financial statements incorporate the assets and liabilities and the results of operations and cash flows of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group entities are eliminated.

2.3Restatement of Previously Issued Consolidated Financial Statements for IPO-related costs

Based on a re-evaluation of costs, VIA determined that an amount of EUR 4,339,102 (TEUR 1,121 and TEUR 3,218 incurred during the years ended December 31, 2018 and December 31, 2019, respectively) and EUR 744,100 (incurred during the year ended December 31, 2020), previously capitalized as “Other current assets” prior to the IPO and, upon consummation of the IPO in 2020, deducted directly from equity are not incremental costs directly attributable to the issuance of common shares in the IPO. Instead this amount needs to be recognized as “General administrative expenses” as incurred.

The impacts of the restatement, including income tax effects, have been reflected throughout the financial statements, including an adjustment to accumulated deficit as of January 1, 2019 in the 2019 statement of changes in equity of TEUR 1,121 related to previously capitalized costs from 2018, as well as segment reporting and applicable footnotes, and are summarized below:

Restatement of Previously issued Consolidated Statements of Financial Position

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
Other assets (Deferred offering costs)	—	—	—	7,603,338	(4,339,102)	3,264,236
Current assets	—	—	—	56,724,662	(4,339,102)	52,385,560

Total assets	—	—	—	81,659,945	(4,339,102)	77,320,843

Capital reserve	83,422,824	5,083,202	88,506,026	—	—	—
Accumulated deficit	(9,948,029)	(5,083,203)	(15,031,232)	(6,331,002)	(3,780,746)	(10,111,748)
Equity attributable to equity holders of the parent	77,628,319	—	77,628,319	800,621	(3,780,746)	(2,980,126)
Total equity	77,905,223	—	77,905,223	1,082,279	(3,780,746)	(2,698,468)
Deferred tax liabilities	—	—	—	703,812	(558,356)	145,456
Total equity and liabilities	149,852,136	—	149,852,136	81,659,946	(4,339,102)	77,320,843

Restatement of previously issued Consolidated Statements of Operations and Other Comprehensive Income (Loss)

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
General administrative expenses*	(15,373,077)	(744,100)	(16,117,177)	(13,197,135)	(3,218,348)	(16,415,483)
Operating loss	(772,342)	(744,100)	(1,516,442)	(10,973,891)	(3,218,348)	(14,192,238)
Loss before tax	(2,193,310)	(744,100)	(2,937,410)	(12,616,073)	(3,218,348)	(15,834,420)
Income tax expense	(1,418,134)	(558,356)	(1,976,490)	(741,564)	558,356	(183,209)
Net loss	(3,611,444)	(1,302,456)	(4,913,900)	(13,357,637)	(2,659,992)	(16,017,629)
Which is attributable to:
Owners of the company	(3,617,028)	(1,302,456)	(4,919,484)	(11,759,184)	(2,659,992)	(14,419,176)
Comprehensive loss	(3,960,738)	(1,302,456)	(5,263,194)	(13,240,920)	(2,659,992)	(15,900,912)
Which is attributable to:
Owners of the company	(3,955,984)	(1,302,456)	(5,258,440)	(11,727,788)	(2,659,992)	(14,387,780)
Loss per share in EUR	(1.06)	(0.38)	(1.45)	(3.93)	(0.89)	(4.82)

*Amounts included under “Consultancy & audit” within Note 19

Restatement of Previously issued Consolidated Statements of Cash Flows

	2020			2019
in EUR	as Reported	Adjustment	as Restated	as Reported	Adjustment	as Restated
Net loss	(3,611,444)	(1,302,456)	(4,913,900)	(13,357,637)	(2,659,992)	(16,017,629)
Changes in:
- Trade accounts receivables and other assets	—	—	—	(1,267,603)	3,218,348	1,930,745
- Current and deferred income taxes	21,817	558,356	580,173	406,924	(558,356)	(151,431)
Cash generated from / (used in) operating activities	(747,387)	(744,100)	(1,491,487)	5,255,966	—	5,255,968
Payment of transaction cost	(3,591,465)	744,100	(2,847,365)	—	—	—
Net cash provided by / (used in) financing activities	75,492,846	744,100	76,236,946	(2,795,254)	—	(2,795,254)

The restatement as described above has no effect on the Company’s net cash and cash equivalents.

2.4Business Combination and Goodwill

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general administrative expenses.

When the Group acquires a business, it assesses the identifiable financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then a bargain purchase gain is recognized in the statement of operations.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

2.5Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

2.5.1Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy based on the inputs used:

●	Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2—Inputs are inputs other than quoted prices included within Level 1, which are observable for the asset or liability either directly or indirectly
●	Level 3—Inputs are unobservable inputs for the asset or liability

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

2.5.2	Revenue from contracts with customers

The Group generates revenue from the sale of enhanced display solutions, which use optical bonding technology, and metal mesh touch sensors. VIA provides optical bonding on either a consignment basis (meaning its customer directly sources all of the necessary product components and the Group applies its patented MaxVU bonding process to assemble such components) or a full service basis (meaning the Group will source the necessary product components and perform the related optical bonding) and R&D engineering services. In the sensor technologies segment, the Group focuses on the development, production and sale of metal mesh touch sensors and the development of other sensor components and technologies that can be incorporated into the Group’s integrated display solutions (refer to Note 2.5.15 for further information on the Group’s segments).

Goods and services transferred to a customer are accounted for as separate performance obligations if they are distinct (i.e., the customer can benefit from the goods or services on its own or together with other resources readily available to the customer and the promise to transfer the good or service is separately identifiable from other promises in the contract). The Group considers whether such promises in its contracts are separate performance obligations to which a portion of the transaction price must be allocated. For its fully bonded display, the Group has determined that although there are several components which are used in the bonding process, these components are highly integrated in a way that the customer cannot benefit from either the bonding service or the components used in the bonding process independent from each other. As a result, the fully bonded display is a separate performance obligation both under the consignment model as well as the full service model. The Group also provides warranties under certain customer contracts, which the Group has determined are not separate performance obligations. As a result, no portion of the transaction price is allocated to promises related to warranties.

Under certain contracts performed on a full service basis, Group entities source components such as displays from either the customer or suppliers of the customer. The Group evaluated whether payments for such components are consideration payable to customers and concluded that such payments are in exchange for a distinct good. Therefore, such payments are presented as cost of sales in the consolidated statements of operations and other comprehensive income (loss).

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer (see Note 4.1, Revenue from contracts with customers).

For optical bonding services performed under the consignment model, the assets created have alternative use to the Group entities, so revenue is recognized at a point in time, which is when the enhancement process is finalized, the customer removes the enhanced products from the consignment stock, and the customer is invoiced, according to contract. Invoices are usually payable within 30 days.

For the sale of products under the full service model, revenue is either recognized at a point in time, which is generally the point in time when goods are delivered to the customer, or over time depending on the respective contractual arrangement with the customer. The payment terms either require the customer the make upfront payments or to pay for the products when they have been delivered. In both cases invoices are payable within 30 to 60 days.

For R&D engineering services, revenue is recognized over-time as the customer simultaneously receives and consumes the benefits provided by the Group’s performance completed to date. Payment for such services is made upfront by the customer with the invoices being payable within 30 to 60 days.

With regard to significant accounting judgements for revenue recognition refer to Note 4.1 for further information.

Contract balances

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Assets recognized from costs to fulfil a contract

Costs to fulfill a contract are recognized as an asset if the incurred costs directly relate to a customer with an existing or specific anticipated contract, generate or enhance resources of the Group that will be used to satisfy the performance obligations in the future and are expected to be recovered.

Assets recognized from costs to fulfil a contract are amortised on a straight-line basis, consistent with the expected lifetime of the contract to which the asset relates.

Contract assets and assets recognized from costs to fulfil a contract are subject to impairment assessment. Refer to Note 2.5.11.

Trade accounts receivable

A receivable is recognized when the Group's right to consideration is unconditional, which is generally when goods are delivered or services are performed, as only the passage of time is required before payment is due. See Note 2.5.8 for accounting policies of financial assets.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract. See Note 4.1.

2.5.3Taxes

Income tax expense comprises current and deferred tax and is recognized in profit or loss except to the extent that it arises from a business combination, or items recognized directly in equity or other comprehensive income (OCI).

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted in the countries in which the Group operates at the reporting date. Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that they are recoverable.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities and applying the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

2.5.4Foreign currencies

Functional and presentation currency

The Group’s consolidated financial statements are presented in Euros, which is also the parent company’s functional currency. The Group determines the functional currency for each entity and the respective financial statements are presented using that functional currency.

For the years ended December 31, 2020, and all prior periods, the functional currencies of the Companies of the VIA Group were considered to be the respective local currencies.

Following thorough analysis VIA determined that the functional currency for two of its major group subsidiaries – VIAGM and VIASZ should change as both subsidiaries currently generate revenues and expend cash for supplies predominantly in US dollars. Based on the development of these “primary indicators” the functional currency of those companies is changed from Euro and Renminbi, respectively to US dollars during 2021. In accordance with IAS 21, changes in functional currency are accounted for on a prospective basis.

Transactions and balances

Transactions in foreign currencies are translated into the respective functional currencies of Group companies using the exchange rates at the dates the transaction first qualify for recognition. Monetary items are subsequently remeasured at the foreign currency rate as of the reporting date. Differences arising from remeasurement of monetary items are recognized in the consolidated statements of operations.

Foreign currency translation

Upon consolidation, the assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date and the consolidated statements of operations and other comprehensive income (loss) are translated at the average rates. The exchange differences arising on translation for consolidation are recognized in OCI. Upon disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to the consolidated statements of operations.

A summary of exchange rates to the Euro for currencies in which the Group operates is as follows:

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2021	2021
USD	1.1851	1.1326
CNY	7.6511	7.1947
JPY	129.6878	130.3800
TWD	33.0284	31.5268

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2020	2020
USD	1.1419	1.2271
CNY	7.8690	8.0225
JPY	121.8024	126.4900
TWD	33.6168	34.5067

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2019	2019
USD	1.1175	1.1234
CNY	7.7487	7.8205
JPY	121.5518	121.9400
TWD	34.5837	33.6811

2.5.5Property and Equipment

Property and equipment is measured at cost less accumulated depreciation and any accumulated impairment losses. Evaluation of impairment of non-financial assets is described in Note 2.5.10.

Cost includes expenditures that are directly attributable to the acquisition of the asset or self-constructed assets in addition to any costs incurred in order to bring the assets into operating condition. The cost of an item of property and equipment includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located to the extent there is an obligation to do so. An asset retirement obligation for such costs is recorded upon acquisition. The Group has recognized asset retirement obligations to return certain of the Group’s premises to their original condition (see Note 14). The costs for dismantling and removing an asset are recognized and measured in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

Property and equipment are depreciated to their estimated residual values using the straight-line method over their estimated useful lives. Depreciation is recognized in the depreciation expense within the consolidated statements of operations.

Estimated useful lives are as follows:

Years
Technical equipment and machinery	3 ‑ 13
Other equipment, factory and office equipment	3 ‑ 13

Gains or losses on disposal of property and equipment are recognized in the consolidated statements of operations.

Repairs and maintenance are expensed as incurred.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

2.5.6Leases

The Group assesses at inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group has leases for buildings, vehicles and IT equipment. The Group has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities and right-of-use assets representing the right to use the underlying assets as described below.

Right-of-use assets

The Group recognizes a right-of-use asset at the lease commencement date. Right-of-use assets are initially measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Years
Buildings	3 ‑ 10
Factory, office and other equipment	3

In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. Refer to Note 2.5.10 Impairment of non-financial assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The Group presents right-of-use assets in ‘property and equipment’ in the statement of financial position.

Lease liability

The lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. The Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	Fixed payments, including in-substance fixed payments;
●	Variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date;
●	Amounts expected to be payable under a residual value guarantee; and
●	The exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to leases for IT equipment with an initial lease term of 12 months or less. It also applies the low-value assets recognition exemption to leases of office equipment considered to be of low value. For these leases, expense is recognized on a straight-line basis over the lease term.

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group re-assesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

2.5.7Intangible Assets

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Subsequent expenditures are capitalized only when it increases the future economic benefits of the specific asset to which it relates.

Intangible assets are amortized using the straight-line method over their estimated useful lives. The amortization is recognized in profit or loss.

The Group had no development expenditures that met the requirements for capitalization and thus none have been capitalized. The Group does not have any intangible assets with indefinite useful lives.

Estimated useful lives are as follows:

Years
Customer Relationships	5
Software, Licenses and Patents	2 - 5

Amortization methods, useful lives and residual values are reviewed at each financial year-end and adjusted, if appropriate.

2.5.8Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Group’s financial assets include trade accounts receivables, cash and cash equivalents as well as deposits and investments in debt and equity instruments.

Initial recognition and measurement

Under IFRS 9, financial assets are classified at initial recognition at amortized cost, fair value through other comprehensive income, or fair value through profit or loss. Financial assets are initially recognized when the Group becomes a party to the contractual provisions of the instrument. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way transactions) are recognized on the settlement date.

The classification of financial assets depends on the business model within which they are held and their contractual cash flow characteristics.

A financial asset is measured at amortized cost (AC), if it is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through other comprehensive income (FVOCI), if it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at fair value through profit or loss (FVTPL) unless it is measured at amortized cost or at fair value through other comprehensive income. Trade receivables against one special customer are regularly sold under a factoring agreement. Therefore their business model is “hold to sell” and these trade receivables are classified as FVTPL.

However, despite the general classification requirements an entity may, at initial recognition, irrevocably designate a financial asset as measured FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency ('accounting mismatch') that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

For equity instruments that would otherwise be measured at FVTPL, an entity may make an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income (equity instrument FVOCI). This election is made on an instrument-by instrument-basis.

Neither the option for measurement of financial assets at FVTPL nor the election to recognize subsequent changes in fair value in other comprehensive income for equity instruments have been applied by the Group.

Generally, the Group initially measures a financial asset at its fair value plus, in the case of financial assets not measured at FVTPL, directly attributable transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price in accordance with IFRS 15.

Subsequent measurement

Depending on the different classifications, subsequent measurement of financial assets is as follows:

●

AC: subsequent measurement of financial assets classified within this category is performed by using the effective interest rate method. The amortized cost is reduced by impairment losses. Interest income is recognized within the financial result. Foreign exchange gains and losses, impairment losses (including reversals of impairment losses or impairment gains) as well as any gain or loss on derecognition are recognized in other operating income or expense.

●

Debt instrument FVOCI: subsequent measurement of financial assets classified within this category is at their fair value. Interest income, which is calculated using the effective interest rate method, is recognized within the financial result. Foreign exchange gains and losses as well as impairment losses (including reversals) are recognized in other operating income or expense. Other gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

●

Equity instrument FVOCI: subsequent measurement of financial assets classified within this category is at their fair value. Dividends are recognized in profit or loss other operating income or expense unless the dividend clearly represents a recovery of part of the cost of the investment. Other gains and losses are recognized in OCI and are never reclassified to profit or loss.

●

FVTPL: subsequent measurement of financial assets classified within this category is at their fair value. Gains and losses, including any interest or dividends income, are recognized within the financial result.

For information on the classification of the financial assets held by the Group refer to Note 24.

Derecognition

A financial asset is derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows in a transaction in which either:

●	substantially all of the risks and rewards of ownership of the financial asset are transferred; or
●	the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Group’s financial liabilities include trade and other payables as well as loans and borrowings, including bank overdrafts.

Initial recognition and measurement

Financial liabilities are classified at initial recognition as financial liabilities at fair value through profit or loss (FVTPL) or as financial liabilities at amortized cost (AC). Financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way transactions) are recognized on the settlement date.

Financial liabilities are initially measured at fair value minus, in the case of financial liabilities not measured at fair value through profit or loss, directly attributable transaction costs.

Subsequent measurement

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the consolidated statements of operations within other operating income and expenses when the liabilities are derecognized. Gains and losses from the application of the effective interest rate method are recognized within the financial result. Gains and losses from currency translation are recognized in other operating income or expenses.

All of the Group's financial liabilities are classified as measured at AC.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Offsetting

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention either to settle on a net basis or to realize the assets and settle the liabilities simultaneously. The Group has no such assets and liabilities.

2.5.9Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is either based on the first-in first-out principle or the moving average method, depending on its nature, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overhead based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and estimated costs to make the sale.

2.5.10Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (property and equipment) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets within the scope of IAS 36 are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs (“cash-generating units”).

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in the statements of operations. They are allocated to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

2.5.11Impairment of financial assets

The impairment regulations of IFRS 9 are required to be applied to financial assets measured at AC, debt investments measured at FVOCI and contract assets.

Expected credit losses (ECLs) are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). They are discounted at the effective interest rate of the financial asset.

Except for trade accounts receivables and contract assets, the Group has to apply the general approach to determine ECLs which requires all financial assets to be allocated to three stages.

Stage 1:

●	All financial assets, except for those which are already credit-impaired when purchased or originated or which fall under the simplified approach, are initially allocated to the first stage. For financial assets within this stage the Group recognizes 12-month expected credit losses by establishing a loss allowance.
●	Interest income for financial assets in stage 1 is calculated based on the gross carrying amount.

Stage 2:

●	The second stage contains financial assets whose credit risk has significantly increased since initial recognition, but which are not to be regarded as being credit-impaired. For these financial assets the Group recognizes lifetime expected credit losses.
●	Interest income for financial assets in stage 2 is calculated based on the gross carrying amount.

Stage 3:

●	Stage three contains financial assets which are credit-impaired which requires that one or more events that have a detrimental impact on the estimated future cash flows have occurred. Examples for such events include e.g. significant financial difficulty of the issuer or the borrower, a breach of contract (such as a default or past due event) or it becoming probable that the borrower will enter bankruptcy or other financial reorganization.
●	For these financial assets, lifetime expected credit losses are also required to be recognized.
●	Interest income for financial assets in stage 3 is calculated based on the amortized cost of the financial asset.

Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument. 12-month ECLs are the portion of lifetime ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

Regarding the financial assets held by the Group, ECLs for bank deposits and for other financial assets in the form of rent deposits are generally calculated by applying the general approach. However, since bank as well as rent deposits are held by well-known and established financial institutions, the Group considered the resulting ECLs to be immaterial and thus has not recognized them.

For trade accounts receivables, including those which are credit-impaired, and contract assets the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established an entity-specific provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. For further information on the provision matrix for trade accounts receivables refer to Note 4.2.

However, due to the short-term nature of its contract assets the Group decided not to recognize ECLs because of materiality considerations.

The Group considers a financial asset in default when contractual payments are 120 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

The Group presents the net amount from impairment losses as well as income from reversals of ECLs within other operating expenses.

2.5.12Cash and cash equivalents

Cash and cash equivalents represent cash at banks and cash on hand with original maturities of three months or less from the date of acquisition.

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.5.13Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty experience and a weighting of possible outcomes against their associated probabilities.

For several leased buildings, the Group has installed leasehold improvements primarily related to cleanrooms and a provision related to the associated asset retirement obligation has been recognized (see Note 2.5.5).

2.5.14Pensions and other post-employment benefits

Pensions and similar obligations relate to the Group’s statutory pension obligations for defined contribution plans. Obligations for contributions to defined contribution plans are recognized as an expense in the statements of operations. The Group has no defined benefit plans.

2.5.15Segments

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (CODM). The CODM is comprised of the CEO and the CFO of VIA. Since the acquisition of VTS in 2018, the Group reports two reportable segments: “Display Solutions” and “Sensor Technologies”. Based on the further development of the Group and the strengthening of the group-wide holding functions of VIA optronics AG, VIA optronics AG is from 2021 on no longer aggregated as part of the reportable segment Display Solutions but reported as “Other segments”. Comparative information for previous periods has been adjusted accordingly in Note 26.

Although Display Solutions includes a number of different applications for optical bonding services, the process, customers and economic characteristics are similar. The Display Solutions facilities have the capability of serving both the consignment and full service models.

The acquisition of VTS provided a horizontal extension of the value chain, but its operations are not significantly interrelated to other group entities. Therefore, the Group has an operating segment which is separately reviewed by the CODM. The segment Sensor Technologies engages in the production of metal mesh touch sensor technology and electrode base film.

The CODM monitors the operating results of its segments separately for the purpose of making decisions regarding resource allocation and performance assessment. Segment performance is evaluated based on revenue, gross profit, EBITDA and net profit (loss). The primary measure used by the CODM for evaluating segment performance is EBITDA. Segment performance is not evaluated based on the measures of operating income (loss) and depreciation and amortization, which are presented in Note 26 to reconcile gross profit to EBITDA.

During the reporting period, inter-segment supply of goods occurred from the segment “Sensor Technologies” to the segment “Display Solutions” to be used in the further production process. Additionally, inter-segment services are provided from the holding functions in “Other Segments” to the segments “Display Solutions” and “Sensor Technologies” as well as from the segment “Display Solutions” to the segment “Sensor Technologies”, for which a handling and management fees occurs.

The Group defines segment assets, segment liabilities and capital expenditure, as the total assets, total liabilities, and total capital expenditure relating to the specific reportable segment of the Group (see Note 26).

2.5.16Related parties

Related parties are members of the Group’s supervisory board, executive officers, key management personnel or holders of more than 20% of its shares. The key management personnel according to IAS 24 are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including the directors of the Group (CEO and CFO). Furthermore, close family members of related parties are in the scope of IAS 24.